INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF LOSS BEFORE INCOME TAX

The loss before tax comprise:

	For the year ended December 31,
	2020	2021	2022	2022
	HK$’000	HK$’000	HK$’000	US$’000
Cayman	(64,895)	(96,977)	(73,634)	(9,441)
Hong Kong	(7,113)	(7,421)	(9,583)	(1,229)
Mainland China	(25,872)	(20,610)	(13,348)	(1,711)
Others	(10,522)	(173)	(5,194)	(667)
Loss before tax	(108,402)	(125,181)	(101,759)	(13,048)

SCHEDULE OF INCOME TAX EXPENSES

The income tax expenses comprise:

	For the year ended December 31,
	2020	2021	2022	2022
	HK$’000	HK$’000	HK$’000	US$’000
Current income tax expense	9,164	7,993	6,506	834
Deferred income tax benefit	(16,945)	(7,673)	(9,787)	(1,255)
Income tax (benefit) expense	(7,781)	320	(3,281)	(421)

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT for the years ended December 31, 2020, 2021 and 2022 is as follows:

	For the year ended December 31,
	2020	2021	2022
Income tax computed at HK statutory tax rate	16.5%	16.5%	16.5%
Effect of tax-preferential entries	(8.7)%	(11)%	(12.8)%
Additional R&D deduction	(3.5)%	(2.3)%	2.8%
Change in valuation allowance	(2.5)%	(3.6)%	(5.6)%
Tax loss utilized or expired	-	-	0.4%
Non-taxable income	-	-	4.5%
Non-deductible expense	5.2%	-	(2.6)%
Effective tax rate	7.0%	(0.4)%	3.2%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The movements in deferred tax assets and deferred tax liabilities during the year are as follows:

Deferred tax assets

	Accumulated losses carry forward	Allowance of doubtful accounts	Total	Total
	HK$’000	HK$’000	HK$’000	US$’000
As of January 1, 2021	913	2,438	3,351	430
Credit to the statement of operations	(37)	793	756	97
Effect of net operating loss	6,162	-	6,162	790
Less: valuation allowance	(6,162)	-	(6,162)	(790)
Reallocation	(876)	-	(876)	(112)
Exchange difference	-	85	85	10
As of December 31, 2021 and January 1, 2022	-	3,316	3,316	425
Credit to the statement of operations	-	1,942	1,942	249
Effect of net operating loss	11,961	-	11,961	1,533
Less: valuation allowance	(11,961)	-	(11,961)	(1,533)
Exchange difference	-	(355)	(355)	(45)
As of December 31, 2022	-	4,903	4,903	629

Deferred tax liabilities

	Recognition of intangible assets arising from business combination	Effect of withholding tax on the distributable profits of The Group’s PRC subsidiaries	Total	Total
	HK$’000	HK$’000	HK$’000	US$’000
As of January 1, 2021	94,390	1,307	95,697	12,269
Credit to the statement of operations	(6,917)	-	(6,917)	(887)
Reallocation	(876)	-	(876)	(112)
Exchange difference	2,201	-	2,201	282
As of December 31, 2021 and January 1, 2022	88,798	1,307	90,105	11,552
Credit to the statement of operations	(7,845)	-	(7,845)	(1,006)
Exchange difference	(7,226)	-	(7,226)	(926)
As of December 31, 2022	73,727	1,307	75,034	9,620

SCHEDULE OF CHANGES IN VALUATION ALLOWANCE

The following table summarizes the changes in valuation allowance:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Beginning balance	6,159	6,162	790
Addition	3	5,799	743
Ending balance	6,162	11,961	1,533